Summary of Stock Options Activity (Details)	9 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Equity [Abstract]
Options Outstanding, Beginning Balance | shares	8,755,179
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 2.00
Options Granted | shares	1,284,169
Weighted Average Exercise Price, Granted | $ / shares	$ 3.18
Options Outstanding, Ending Balance | shares	10,039,348
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 2.15
Weighted average remaining life in years, outstanding	6 years 1 month 6 days
Aggregate intrinsic value, outstanding | $	$ 3,138,441
Options Exercisable, Ending Balance | shares	8,258,023
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 1.91
Weighted average remaining life in years, exercisable	5 years 6 months
Aggregate intrinsic value, exercisable | $	$ 3,138,441